LEASES - Financing and operating leases as Lessee (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Lease, Cost [Abstract]
Operating lease cost	¥ 1,276,501	$ 195,632	¥ 1,194,534
Short-term Lease, Cost	162,342	24,880	124,269
Financing lease cost:
Amortization of ROU assets	3,355	514	3,390
Interest	245	38	304
Total lease cost	1,442,443	221,064	1,322,497
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	1,429,951	219,150	1,191,587
Operating cash flows from financing leases	245	38	304
Financing cash flows from financing leases	1,179	181	1,215	¥ 5,459
ROU assets obtained in exchange for new operating lease liabilities	908,441	139,225	1,512,448
ROU obtained in exchange for new finance lease liabilities	¥ 2,023	$ 310	¥ 1,054
Weighted-average remaining lease term (in years):
Operating leases	3 years 11 months 8 days	3 years 11 months 8 days	5 years 4 months 28 days
Financing leases	3 years 3 months	3 years 3 months	2 years 9 months
Weighted-average discount rate:
Operating leases	7.64%	7.64%	7.74%
Financing leases	5.19%	5.19%	7.38%
Maximum
Lessee, Lease, Description [Line Items]
Remaining Lease Term	20 years	20 years
Cost of revenues
Weighted-average discount rate:
Total operating and short-term lease costs	¥ 1,382,741	$ 211,914	¥ 1,269,946
Selling expenses
Weighted-average discount rate:
Total operating and short-term lease costs	13,220	2,026	15,575
General and administrative expenses
Weighted-average discount rate:
Total operating and short-term lease costs	¥ 42,882	$ 6,572	¥ 33,282